OTHER NON-INTEREST INCOME	12 Months Ended
Dec. 31, 2012
Other Noninterest Income [Abstract]
OTHER NON-INTEREST INCOME
NOTE 28: OTHER NON-INTEREST INCOME
Other non-interest income at December 31, comprised:
	2010	2011	2012
	(EUR in thousands)
Income from insurance operations	1,017,172	777,280	632,955
Gain on disposal of subsidiaries	522	-	158,429
Gain on disposal of premises	2,643	12,744	503
Hotel revenues	33,986	31,274	27,308
Other	106,930	41,067	98,117
Total	1,161,253	862,365	917,312